CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss		$ (241,317)	$ (226,790)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense		21,648	17,764
Warrant expense	[1]	17,373	0
Net amortization of premiums and accretion of discounts on marketable securities		(2,023)	1,430
Amortization of operating lease right-of-use assets		421	0
Non-Cash Payments		0	66
Depreciation Expense		41	1
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		20,367	(22,899)
Other non-current assets		3,106	(3,297)
Accounts payable		(4,300)	(2,370)
Accrued expenses		(34,867)	51,358
Operating lease liabilities		(475)	0
Other current liabilities		44	0
Other non-current liabilities		(5)	1
Net cash used in operating activities		(219,987)	(184,736)
Cash flows from investing activities:
Purchases of marketable securities		(297,962)	(188,627)
Maturities of marketable securities		69,000	138,000
Purchases of property and equipment		(1,705)	(84)
Net Cash Used in investing Activities		(230,667)	(50,711)
Cash flows from financing activities:
Proceeds from issuance of convertible preferred stock, net of issuance costs		0	335,163
Proceeds from issuance of common stock, net of commissions and underwriting discounts		0	330,905
Payments of initial public offering costs		0	(3,385)
Proceeds from exercises of stock options		241	0
Proceeds from issuance of common stock under the employee stock purchase plan		269	0
Payments for repurchases of unvested restricted common stock		(4)	0
Net cash provided by financing activities		506	662,683
Net (decrease) increase in cash and cash equivalents		(450,148)	427,236
Cash and cash equivalents at beginning of period		542,224	114,988
Cash and cash equivalents at end of period		92,076	542,224
Supplemental disclosure of cash flow information:
Operating lease right-of-use asset recognized upon adoption of ASC 842		1,728	0
Operating lease right-of-use asset recognized under ASC 842		2,470	0
Supplemental disclosure of non-cash investing activities:
Purchases of property and equipment in accounts payable and accrued expenses		$ 535	$ 0

[1]	Includes related-party amounts of $17,373 and $0 for the years ended December 31, 2022 and 2021, respectively (see Note 8).